RELATED PARTY TRANSACTIONS - Related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Metaminds Software [Member]
Related Party Transaction [Line Items]
Rent expense - from Mike Melham	$ 58	$ 0	$ 116	$ 0
Metaminds Software [Member] | Offshore IT, sales support and other services
Related Party Transaction [Line Items]
Services received from related parties	0	8	0	91	$ 90	$ 428
Metaminds Software [Member] | Offshore software development services
Related Party Transaction [Line Items]
Services received from related parties	0	32	0	362	362	1,230
Metaminds Technologies [Member] | Offshore IT, sales support and other services
Related Party Transaction [Line Items]
Services received from related parties	0	68	54	155	230	243
Metaminds Technologies [Member] | Offshore software development services
Related Party Transaction [Line Items]
Services received from related parties	0	272	216	619	919	374
Metaminds Global | Offshore IT, sales support and other services
Related Party Transaction [Line Items]
Services received from related parties	0	56	78	151	208	720
Metaminds Global | Offshore software development services
Related Party Transaction [Line Items]
Services received from related parties	0	224	312	602	831	1,036
Mondee Group LLC
Related Party Transaction [Line Items]
Repayment of notes to related party						5,034
Service fee from Mondee Group LLC	441	0	2,382	0	1,223
Mondee Group Loan
Related Party Transaction [Line Items]
Interest Income from Mondee Group Loan	26	128	282	378	505	496
LBF Travel Inc
Related Party Transaction [Line Items]
Repayment of notes to related party						1,750
Mike Melham
Related Party Transaction [Line Items]
Rent expense - from Mike Melham	$ 17	$ 17	$ 50	$ 50	$ 86	$ 86